Borrowing and Credit Agreements	12 Months Ended
Dec. 31, 2011
Borrowing and Credit Agreements
Borrowing and Credit Agreements

6              Borrowing and Credit Agreements

The following table is a summary of the Company’s borrowings as of December 31:

In millions	2011	2010
Commercial paper	$750	$300
5.75% senior notes due 2011	—	800
Floating rate notes due 2011	—	300
4.875% senior notes due 2014	550	550
3.25% senior notes due 2015	550	550
6.125% senior notes due 2016	700	700
5.75% senior notes due 2017	1,750	1,750
6.6% senior notes due 2019	1,000	1,000
4.75% senior notes due 2020	450	450
4.125% senior notes due 2021	550	—
6.25% senior notes due 2027	1,000	1,000
Trust Preferred Securities due 2037	50	—
6.125% senior notes due 2039	1,500	1,500
5.75% senior notes due 2041	950	—
6.302% Enhanced Capital Advantage Preferred Securities due 2062	42	1,000
Mortgage notes payable	4	6
Capital lease obligations	168	151
	10,014	10,057

Less:
Short-term debt (commercial paper)	(750)	(300)
Current portion of long-term debt	(56)	(1,105)

	$9,208	$8,652

In connection with its commercial paper program, the Company maintains a $1.25 billion, five-year unsecured back-up credit facility, which expires on March 12, 2012, a $1.0 billion, three-year unsecured back-up credit facility which expires on May 27, 2013, and a $1.25 billion, four-year unsecured back-up credit facility which expires on May 12, 2015. The credit facilities allow for borrowings at various rates depending on the Company’s public debt ratings and require the Company to pay a weighted average quarterly facility fee of approximately 0.04%, regardless of usage. As of December 31, 2011 and 2010, the Company had no outstanding borrowings against the back-up credit facilities. The weighted average interest rate for short-term debt was 0.37% as of December 31, 2011 and 0.40% as of December 31, 2010.

In connection with the Company’s acquisition of the UAM Medicare Part D Business in April 2011, the Company assumed $110 million of long-term debt in the form of Trust Preferred Securities that mature through 2037. During the year ended December 31, 2011, the Company repaid $60 million of the Trust Preferred Securities at par and intends to repay the remaining $50 million at par in 2012.

On May 12, 2011, the Company issued $550 million of 4.125% unsecured senior notes due May 15, 2021 and issued $950 million of 5.75% unsecured senior notes due May 15, 2041 (collectively, the “2011 Notes”) for total proceeds of approximately $1.5 billion, net of discounts and underwriting fees. The 2011 Notes pay interest semi-annually and may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2011 Notes were used to repay commercial paper borrowings and certain other corporate debt, and were used for general corporate purposes.

On December 8, 2011, the Company repurchased $958 million of the principal amount of its Enhanced Capital Advantaged Preferred Securities (“ECAPS”) at par. The fees and write-off of deferred issuance costs associated with the early extinguishment of the ECAPS were de minimis. The remaining $42 million of outstanding ECAPS are due in 2062 and bear interest at 6.302% per year until June 1, 2012, at which time they will pay interest based on a floating rate. The ECAPS pay interest semi-annually and may be redeemed at any time, in whole or in part at a defined redemption price plus accrued interest.

On May 13, 2010, the Company issued $550 million of 3.25% unsecured senior notes due May 18, 2015 and issued $450 million of 4.75% unsecured senior notes due May 18, 2020 (collectively, the “2010 Notes”) for total proceeds of $991 million, which was net of discounts and underwriting fees. The 2010 Notes pay interest semiannually and may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2010 Notes were used to repay a portion of the Company’s outstanding commercial paper borrowings and certain other corporate debt, and were used for general corporate purposes.

On March 10, 2009, the Company issued $1.0 billion of 6.6% unsecured senior notes due March 15, 2019 (the “March 2009 Notes”). The March 2009 Notes pay interest semi-annually and may be redeemed, in whole or in part, at a defined redemption price plus accrued interest. The net proceeds were used to repay the existing bridge credit facility, a portion of the Company’s outstanding commercial paper borrowings and for general corporate purposes.

On July 1, 2009, the Company issued $300 million of unsecured floating rate senior notes due January 30, 2011 (the “2009 Floating Rate Notes”). The 2009 Floating Rate Note pays interest quarterly. The net proceeds from the 2009 Floating Rate Note were used for general corporate purposes.

On September 8, 2009, the Company issued $1.5 billion of 6.125% unsecured senior notes due September 15, 2039 (the “September 2009 Notes”). The September 2009 Notes pay interest semi-annually and may be redeemed, in whole or in part, at a defined redemption price plus accrued interest. The net proceeds were used to repay a portion of the Company’s outstanding commercial paper borrowings, $650 million of unsecured senior notes and were used for general corporate purposes.

The credit facilities, back-up credit facilities, unsecured senior notes and ECAPS contain customary restrictive financial and operating covenants. The covenants do not materially affect the Company’s financial or operating flexibility.

The aggregate maturities of long-term debt for each of the five years subsequent to December 31, 2011 are $56 million in 2012, $5 million in 2013, $556 million in 2014, $556 million in 2015, and $707 million in 2016.